CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)
Net cash provided by (used in) operating activities	¥ 10,045	$ 1,457	¥ 120,167	¥ (47,905)
Net cash provided by (used in) financing activities	(35,376)	(5,142)	47,008	(48,816)
Net increase (decrease) in cash and cash equivalents	(2,170)	(320)	43,620	7,392
Cash and cash equivalents, beginning of year	3,245	472	54,509	66,025
Effect of exchange rate changes on cash and cash equivalents	(3,425)	(503)	(7,644)	(4,124)
Cash and cash equivalents, end of the year	1,990	289	3,245	54,509
Parent Company [Member]
Net cash provided by (used in) operating activities	3,345	486	20,456	(20,009)
Net cash provided by (used in) financing activities	0	0	(13,376)	14,881
Net increase (decrease) in cash and cash equivalents	3,345	486	7,080	(5,128)
Cash and cash equivalents, beginning of year	(17)	2	581	341
Effect of exchange rate changes on cash and cash equivalents	(3,315)	(482)	(7,644)	5,368
Cash and cash equivalents, end of the year	¥ (47)	$ (7)	¥ (17)	¥ 581